UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Havice
Title:    Chief Operating Officer
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Jonathan D. Havice    Minneapolis, MN     February 12, 2008
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             63
Form 13F Information Table Value Total:       $211,109
                                           (thousands)

List of Other Included Managers:

NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4      COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
                                         TITLE OF               VALUE          SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
             NAME OF ISSUER               CLASS      CUSIP    (x$1000)  AMOUNT PRN  CALL DISCRETION MANAGERS   SOLE  SHARED NONE
ALTRIA GROUP INC                        COM        02209S103      5699   75400 SH          SOLE                75400
AMR CORP                                COM        001765106      8979  640000 SH  PUT     SOLE               640000
BANK OF AMERICA CORPORATION             COM         60505104       630   15280 SH          SOLE                15280
BERKSHIRE HATHAWAY INC DEL              CL B        84670207      8444    1783 SH          SOLE                 1783
BURLINGTON NORTHN SANTA FE C            COM        12189T104      2913   35000 SH          SOLE                35000
CABLEVISION SYS CORP                    COM        12686C109       595   24300 SH  CALL    SOLE                    0
CASTLE BRANDS INC                       COM        148435100      3252 1464947 SH          SOLE              1464947
CHIPMOS TECH BERMUDA LTD                SHS        G2110R106      2130  500000 SH          SOLE               500000
CITIGROUP INC                           COM        172967101       935   31765 SH          SOLE                31765
COMCAST CORP NEW                        CL A       20030N101      1346   73730 SH          SOLE                73730
CORNING INC                             COM        219350105      4248  177075 SH          SOLE               177075
COUNTRYWIDE FINANCIAL CORP              COM        222372104      8826  987300 SH  PUT     SOLE               987300
CYPRESS SEMICONDUCTOR CORP              COM        232806109      8867  246097 SH          SOLE               246097
DELL INC                                COM        24702R101      2904  118500 SH          SOLE               118500
E TRADE FINANCIAL CORP                  COM        269246104       710  200000 SH  PUT     SOLE               200000
E TRADE FINANCIAL CORP                  COM        269246104       135   38000 SH          SOLE                38000
EASTMAN KODAK CO                        COM        277461109      4374  200000 SH  CALL    SOLE                    0
ENTRUST INC                             COM        293848107      2027 1050000 SH          SOLE              1050000
FORD MTR CO DEL                         COM        345370860      6245  928000 SH  PUT     SOLE               928000
GAP INC DEL                             COM        364760108      2035   95640 SH          SOLE                95640
GOLDEN STAR RES LTD CDA                 COM        38119T104       278   87961 SH          SOLE                87961
GOODYEAR TIRE & RUBR CO                 COM        382550101      2198   77900 SH          SOLE                77900
HALLIBURTON CO                          COM        406216101      5161  136150 SH          SOLE               136150
HICKS ACQUISITION CO I INC              UNIT       429086408       709   70900 SH          SOLE                70900
HOVNANIAN ENTERPRISES INC               COM        442487203      2868  400000 SH  PUT     SOLE               400000
INFOSYS TECHNOLOGIES LTD SPONSORED      ADR        456788108      5805  127967 SH          SOLE               127967
JP MORGAN CHASE & CO                    COM        46625H100      1521   34850 SH          SOLE                34850
JP MORGAN CHASE & CO                    COM        46625H100      8730  200000 SH  PUT     SOLE               200000
KRAFT FOODS INC                         CL A       50075N104      2569   78739 SH          SOLE                78739
LAKES ENTMNT INC                        COM        51206P109      2435  351413 SH          SOLE               351413
LEADING BRANDS INC                      COM        52170U108      1484 1067685 SH          SOLE              1067685
LUNDIN MINING CORP                      COM        550372106       480   50000 SH          SOLE                50000
MACYS INC                               COM        55616P104      1749   67600 SH          SOLE                67600
MADDEN STEVEN LTD                       COM        556269108       700   35000 SH          SOLE                35000
MARRIOTT INTL INC NEW                   COM        571903202     11040  323000 SH  CALL    SOLE                    0
MERRILL LYNCH & CO INC                  COM        590188108      3221   60000 SH  PUT     SOLE                60000
MONSTER WORLDWIDE INC                   COM        611742107      3240  100000 SH  CALL    SOLE                    0
MOTOROLA INC                            COM        620076109      2707  168777 SH          SOLE               168777
NEW YORK TIMES CO                       COM        650111107      2630  150000 SH  CALL    SOLE                    0
NGAS RESOURCES INC                      COM        62912T103      1520  270000 SH          SOLE               270000
PACKAGING CORP AMER                     COM        695156109      1325   47000 SH          SOLE                47000
PFIZER INC                              COM        717081103      3164  139200 SH          SOLE               139200
RETAIL VENTURES INC                     COM        76128Y102       866  170139 SH          SOLE               170139
SAFEWAY INC                             COM NEW    786514208      2713   79300 SH          SOLE                79300
SEARS HLDGS CORP                        COM        812350106       510    5000 SH          SOLE                 5000
SEARS HLDGS CORP                        COM        812350106     10205  100000 SH  CALL    SOLE                    0
SEMICONDUCTOR HLDRS TR                  COM        816636203      5680  175000 SH  CALL    SOLE                    0
SEMICONDUCTOR HLDRS TR                  COM        816636203      5680  175000 SH  PUT     SOLE               175000
SPRINT NEXTEL CORP                      COM SER 1  852061100      2023  154048 SH          SOLE               154048
STARWOOD HOTELS&RESORTS WRLD            COM        85590A401     11007  250000 SH  CALL    SOLE                    0
TENARIS S A SPONSORED                   ADR        88031M109       850   19000 SH          SOLE                19000
TIME WARNER INC                         COM        887317105      2886  174800 SH          SOLE               174800
TOWERSTREAM CORP                        COM        892000100      1573  512266 SH          SOLE               512266
TRANSOCEAN INC NEW                      SHS        G90073100      4652   32494 SH          SOLE                32494
U S G CORP                              COM NEW    903293405       959   26800 SH          SOLE                26800
US BANCORP DEL                          COM NEW    902973304      1300   40971 SH          SOLE                40971
VECTOR GROUP LTD                        COM        92240M108      2401  119680 SH          SOLE               119680
WELLS FARGO & CO NEW                    COM        949746101      1046   34658 SH          SOLE                34658
WEYERHAEUSER CO                         COM        962166104      1416   19200 SH          SOLE                19200
WEYERHAEUSER CO                         COM        962166104      7374  100000 SH  CALL    SOLE                    0
XM SATELLITE RADIO HLDGS INC            COM        983759101      3170  259000 SH  PUT     SOLE               259000
XM SATELLITE RADIO HLDGS INC            NOTE 1.750 983759101      2222 2500000PRN          SOLE                    0
YAHOO INC                               COM        984332106      1745   75000 SH          SOLE                75000